Promissory Notes	6 Months Ended
Sep. 30, 2012
Promissory Notes [Abstract]
PROMISSORY NOTES

6)         PROMISSORY NOTES

a)
Under the terms of the Promissory Note, per Note 5, the loan repayments specified above shall not exceed the amount the Company earns under the terms of the Representation Agreement assigned along with the acquisition of PGT Limited.  If the Company is unable to meet the repayment schedule set out above, PGG will have the option to either roll over any unpaid portion to the following payment date or to convert the outstanding amount into new shares of the Company’s common stocks.  The Promissory Note is unsecured and cannot itself be used by PGG to cause the Company’s insolvency.

b)
On July 3, 2012, the Company entered into a Consulting Service Agreement with Denali Equity Group, LLC, (“Denali”) a Nevada limited liability company. In connection therewith, the Company issued a convertible promissory note to Denali in exchange for consulting service provided in the amount of $100,000.  The maturity date of the promissory note is June 30, 2014, where upon all principle and interest outstanding shall be due.  Interest accrues at 8% per annum on the unpaid principle amount.  The promissory note is convertible into common share of the Company at any time and from time to time.  The amount of promissory note remaining outstanding is convertible into one common share of the Company at a price that equal to ninety percent of volume weighted average trading price during the three trading days immediately preceding the date at which Denali submits the written notice of conversion to the Company.

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	93,577	2,000	95,577
September 30, 2012	4,096,832	102,000	4,198,832
Less: promissory notes – current	(947,980)	-	(947,980)
Promissory notes – long-term	$3,148,852	$102,000	$3,250,852

Principal repayments of total Promissory Notes are payable over the next five years as follows:

June 2013	$1,000,000
June 2014	1,100,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,100,000